Condensed Interim Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2022		$ 6,706,644	$ 459,110	$ 1,896,724	$ (21,250)	$ (10,147,226)	$ (1,105,998)
Balance (in Shares) at Oct. 31, 2022	[1]	43,992
Net loss for the period						(3,975,851)	(3,975,851)
Issuance of common shares		$ 6,026,327		337,579			6,363,906
Issuance of common shares (in Shares)	[1]	38,462
Common shares and warrants issued to XYLO TECHNOLOGIES LTD. (formerly Medigus Ltd.)		$ 296,845	231				297,076
Issuance of common shares, pre-funded warrants and warrants		$ 1,455,832					1,455,832
Issuance of common shares, pre-funded warrants and warrants (in Shares)	[1]	150,191
Issuance of common shares upon vesting of restricted stock units		$ 150,071		(150,071)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	561
Common shares for services				40,372			40,372
Share-based compensation				199,567			199,567
Balance at Apr. 30, 2023		$ 14,635,719	459,341	2,324,171	(21,250)	(14,123,077)	3,274,904
Balance (in Shares) at Apr. 30, 2023	[1]	233,206
Balance at Oct. 31, 2023		$ 17,131,223	459,341	2,182,221	(21,250)	(18,768,063)	983,472
Balance (in Shares) at Oct. 31, 2023	[1]	607,337
Net loss for the period						(2,276,017)	(2,276,017)
Issuance of common shares, pre-funded warrants and warrants		$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (in Shares)	[1]	1,500,000
Exercise of warrants		$ 4,154,389					4,154,389
Exercise of warrants (in Shares)	[1]	1,194,102
Issuance of common shares upon vesting of restricted stock units		$ 11,935		(11,935)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	9,000
Share-based compensation		$ 185		323,910			324,095
Share-based compensation (in Shares)		89
Balance at Apr. 30, 2024		$ 22,757,547	$ 459,341	$ 2,494,196	$ (21,250)	$ (21,044,080)	$ 4,645,754
Balance (in Shares) at Apr. 30, 2024	[1]	3,310,528

[1]

On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.

All share amounts have been retroactively adjusted for all periods presented.